Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	S/ 12,501,723
End of year balances	11,958,058	S/ 12,501,723
Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	12,298,075	11,223,456	S/ 10,057,146
Insurance subscriptions	527,366	283,447	334,052
Acquisition of Mapfre portfolio		292,499
Time passage adjustments	(1,434,195)	200,100	976,303
Maturities and recoveries	(65,587)	(50,654)	(41,353)
Exchange differences	410,336	349,227	(102,692)
End of year balances	11,735,995	12,298,075	11,223,456
Annuities [Member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	10,448,455	9,741,241	8,716,080
Insurance subscriptions	482,508	249,380	293,860
Time passage adjustments	(1,347,987)	162,654	823,644
Exchange differences	340,703	295,180	(92,343)
End of year balances	9,923,679	10,448,455	9,741,241
Retirement, disability and survival annuities | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	745,292	779,455	715,217
Insurance subscriptions	115
Time passage adjustments	(126,955)	(34,163)	64,238
End of year balances	618,452	745,292	779,455
Life insurance contracts [member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	746,171	630,801	558,347
Insurance subscriptions	11,770	2,259	1,692
Time passage adjustments	131,533	110,102	122,416
Maturities and recoveries	(65,587)	(50,654)	(41,353)
Exchange differences	69,105	53,663	(10,301)
End of year balances	892,992	746,171	630,801
General Insurance | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	38,015	41,073	39,683
Insurance subscriptions	30,411	31,808	36,388
Time passage adjustments	(28,112)	(35,167)	(34,950)
Exchange differences	448	301	(48)
End of year balances	40,762	38,015	41,073
SCTR | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	320,142	30,886	27,819
Insurance subscriptions	2,562		2,112
Acquisition of Mapfre portfolio		292,499
Time passage adjustments	(62,674)	(3,326)	955
Exchange differences	80	83
End of year balances	S/ 260,110	S/ 320,142	S/ 30,886